Goodwill and Intangibles - Cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 3,472.2	€ 3,406.4
Intangible assets and goodwill	3,470.0	3,472.2
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	3,480.2	3,407.9
Acquisitions through business combinations		68.6
Additions	4.6	4.4
Transfer from tangible assets (note 12)		0.6
Effect of movements in foreign exchange	(1.0)	(1.3)
Intangible assets and goodwill	3,483.8	3,480.2
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	1,745.6	1,676.8
Intangible assets and goodwill	1,745.6	1,745.6
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	1,745.6	1,676.8
Acquisitions through business combinations		68.8
Additions	0.0	0.0
Transfer from tangible assets (note 12)		0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	1,745.6	1,745.6
Brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	1,688.1	1,688.8
Intangible assets and goodwill	1,687.4	1,688.1
Brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	1,688.9	1,688.9
Acquisitions through business combinations		0.0
Additions	0.0	0.0
Transfer from tangible assets (note 12)		0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	1,688.9	1,688.9
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	10.1	10.0
Intangible assets and goodwill	10.8	10.1
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	14.7	11.0
Acquisitions through business combinations		0.0
Additions	4.6	4.4
Transfer from tangible assets (note 12)		0.6
Effect of movements in foreign exchange	(1.0)	(1.3)
Intangible assets and goodwill	18.3	14.7
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	28.4	30.6
Intangible assets and goodwill	26.2	28.4
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	31.0	31.0
Acquisitions through business combinations		0.0
Additions	0.0	0.0
Transfer from tangible assets (note 12)		0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	31.0	31.0
Others
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	0.0	0.2
Intangible assets and goodwill	0.0	0.0
Others | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	0.0	0.2
Acquisitions through business combinations		(0.2)
Additions	0.0	0.0
Transfer from tangible assets (note 12)		0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	€ 0.0	€ 0.0